Equity Securities (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 18, 2014	Jun. 30, 2016	Jan. 25, 2016	Jun. 30, 2015	Nov. 30, 2014	Dec. 31, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Net proceeds from sale of common stock			$ 19,800		$ 34,200				$ 43,295	$ 2,400
Purchase of common stock by underwriter, granted								805,000
Exercise price								$ 11.25
Exercise price above offering price								25.00%
Warrant exercisable period after effective date of registration								180 days
Warrant exercisable ending period from effective date of registration								5 years
Fair value of warrant issued of underwriting fee								$ 2,772
Perfectly maintained Long Term Investor Rights aggregate common stock								1,382,218
Highest average closing price on NASDAQ								$ 13.96
Share entitlement price for perfectly maintained Long Term Investor Right								$ 0.2894
Rounded up of next whole share aggregate maximum shares								400,057
Shares issued for services to directors, amount								$ 285
Accrued services, shares								33,293	16,204
Accrued services, Closing price per share								$ 6.15	$ 10.26
Accrued services								$ 205	$ 166
Number of shares issued for services				23,136
Common Stock [Member]
Increase authorized shares											200,000,000
Par value											$ 0
Shares issued for services to directors, amount
Number of shares issued for services								23	22
Preferred Stock [Member]
Increase authorized shares											10,000,000
Par value											$ 0
Non-Employee [Member]
Accrued services							$ 87
Number of shares issued for services							26,274
Maximum [Member]
Actual number of common shares issuable pursuant to Long Term Investor Right								400,057
Minimum [Member]
Actual number of common shares issuable pursuant to Long Term Investor Right								0
November 2014 IPO [Member]
Sale of common stock upon exercise of underwriter's over-allotment option	525,000
Net proceeds from sale of common stock	$ 34,200
Net offering costs	5,000
Fair value of net offering cost from warrants and common stock	$ 2,900
Share entitlement price for perfectly maintained Long Term Investor Right							$ 0.2894
Sale of common stock to new investors	4,025,000
Number of shares issued upon right offering							1,181,927
2014 Private Placement [Member]
Net proceeds from sale of common stock									$ 9,100
Exercise price									$ 7.00
Sale of common stock to new investors									1,299,853
2014 Private Placement [Member] | Mendelsohn Investment Services, LLC [Member]
Payment of finder's fee shares of common stock									$ 26,785
Payment of additional finder's fee shares of common stock									$ 37,599
Right Offering [Member]
Number of shares issued upon right offering		5,978,465
2013 Private Placement [Member]
Net proceeds from sale of common stock						$ 2,400
Exercise price						$ 7.00
Sale of common stock to new investors						342,955				342,955